TAXES ON INCOME - Income before taxes on income is comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXES ON INCOME
Domestic	$ 5,110	$ 25,434	$ 31,084
Foreign	9,262	8,749	8,563
Income before taxes on income	$ 14,372	$ 34,183	$ 39,647